Interim Condensed Statement of Consolidated Financial Position - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
ASSETS
Intangible assets	€ 23	€ 29
Right-of-use assets related to leases	22,060
Property, plant, and equipment	20,905	20,219
Other non-current financial assets	6,144	6,033
Total non-currentassets	49,131	26,281
Inventories	2,082	1,566
Other current assets	28,183	21,131
Cash and cash equivalents	107,265	122,770
Total current assets	137,531	145,468
TOTAL ASSETS	186,662	171,749
Shareholders' equity
Share capital	3,616	3,016
Premiums related to the share capital	605,223	539,292
Reserves	(412,702)	(254,946)
Net (loss)	(79,810)	(166,076)
Total shareholders' equity	116,327	121,286
Non-currentliabilities
Long-term financial debt	1,003	1,278
Long-term lease debt	21,038
Non-current provisions	1,620	1,536
Other non-currentliabilities	873	4,105
Total non-currentliabilities	24,533	6,919
Current liabilities
Short-term financial debt	572	1,201
Short-term lease debt	3,162
Current provisions	595	1,270
Supplier accounts payable	22,308	28,567
Other current liabilities	19,164	12,506
Total current liabilities	45,801	43,543
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	€ 186,662	€ 171,749